Fixed Assets (Schedule Of Fixed Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Fixed Assets, at cost	$ 2,017,239	$ 1,899,058
Less: Accumulated depreciation	(287,077)	(268,057)
Net fixed assets	1,730,162	1,631,001
Pipelines And Related Assets [Member]
Fixed Assets, at cost	473,854	466,613
Machinery And Equipment [Member]
Fixed Assets, at cost	382,046	376,672
Transportation Equipment [Member]
Fixed Assets, at cost	17,983	18,479
Marine Vessels [Member]
Fixed Assets, at cost	736,638	731,016
Land, Buildings And Improvements [Member]
Fixed Assets, at cost	38,244	38,037
Office Equipment, Furniture And Fixtures [Member]
Fixed Assets, at cost	6,866	6,696
Construction In Progress [Member]
Fixed Assets, at cost	318,890	222,233
Property, Plant And Equipment, Other Types [Member]
Fixed Assets, at cost	$ 42,718	$ 39,312